Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) Segment	Mar. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Abstract]
Reportable segment | Segment	1
Share based payment | $	$ 0	$ 0